RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 15, 2017	Jun. 08, 2017	Apr. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Amounts due to related party				$ 42	$ 2
Common shares issued				952,380
Loan advanced by related party			$ 4,500
Fair value of loan advanced				$ 95	95
Interest rate (as a percent)			15.00%
Amount booked to capital contribution reserve			$ 265		265
Share issuance costs				549	571	$ 216
Directors and officers of the Company
Disclosure of transactions between related parties [line items]
Amounts due to related party				42	2
Fees charged by a legal firm				244	347	217
Rent and utilities expense to VMS Ventures Inc.				$ 0	$ 16	35
Legal fees						182
Share issuance costs						$ 35
Sentient
Disclosure of transactions between related parties [line items]
Common shares beneficially owned (in shares)				356,476,487
Common shares beneficially owned (as a percent)				64.27%
Common shares issued					952,380
Loan advanced by related party					$ 4,500
Fair value of loan advanced					$ 95
Interest rate (as a percent)					15.00%
Amount booked to capital contribution reserve					$ 265
Private placement
Disclosure of transactions between related parties [line items]
Units subscribed (in shares)					120,428,939	25,448,503
Common shares acquired by related party (in shares)					952,380	0
Common shares acquired by related party value					$ 95	$ 0
Common shares acquired by related party as finance fee (in shares)					119,476,559	25,448,503
Common shares acquired by related party as finance fee, fair value					$ 8,960	$ 5,124
Non-brokered private placement | Sentient
Disclosure of transactions between related parties [line items]
Units subscribed (in shares)	38,666,666
Net proceeds from units subscribed by related party	$ 2,900
Common share purchase warrants granted (in shares)	19,333,333
Common share purchase warrants granted, exercise price (in dollars per share)	$ 0.12
Brokered private placement | Sentient
Disclosure of transactions between related parties [line items]
Units subscribed (in shares)		94,666,666
Net proceeds from units subscribed by related party		$ 7,100
Common share purchase warrants granted (in shares)		47,333,333
Common share purchase warrants granted, exercise price (in dollars per share)		$ 0.12